Paul Hastings LLP
55 Second Street, Twenty-Fourth Floor
San Francisco, California  94105-3441
telephone (415) 856-7000
facsimile (415) 856-7100
www.paulhastings.com

August 12, 2014

VIA EDGAR CORRESPONDENCE

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Rainier Investment Management Mutual Funds - File No. 811-08270

Ladies and Gentlemen:

This Amendment No. 54 to the Registration Statement of Rainier Investment Management Mutual Funds is being filed to revise disclosure only with respect to the following series of the Trust: Rainier Large Cap Growth Equity Fund (the “Fund”).

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth
for PAUL HASTINGS LLP

 cc:          Rainier Investment Management Mutual Funds
Rainier Investment Management, LLC